CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Balance Sheets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Current assets:
Cash and cash equivalents	$ 44,034	266,571	$ 52,680	318,909	161,393	801,850	$ 106	642	$ 126	762	8,362	220,300
Total current assets	311,971	1,888,577		1,853,310			106	642		762
Non-current assets:
Investments in subsidiaries, VIEs and subsidiaries of VIEs							117,356	710,437		510,577
Amounts due from subsidiaries, VIEs and subsidiaries of VIEs							46,887	283,839		287,752
Total non-current assets	237,027	1,434,895		806,022			164,243	994,276		798,329
TOTAL ASSETS	548,998	3,323,472		2,659,332	2,570,875		164,349	994,918		799,091
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB1,948,631 and RMB2,238,818 (US$369,826) as of December 31, 2012 and 2013, respectively):
Accrued expenses and other current liabilities	86,896	526,041		444,553			30	179		179
Total current liabilities	349,795	2,117,556		1,812,691			30	179		179
TOTAL LIABILITIES	360,267	2,180,949		1,844,461	1,737,785		30	179		179
Shareholders' equity:
Ordinary shares, par value US$0.00001 per share Authorized - 500,000,000 shares as of December 31, 2012 and 2013 Issued and outstanding - 58,937,912 and 65,137,912 shares as of December 31, 2012 and 2013	1	4		4			1	4		4
Additional paid-in capital	119,201	721,611		469,761			119,201	721,611		469,761
Receivables from issuance of ordinary shares	(13,190)	(79,850)					(13,190)	(79,850)
Retained earnings	58,307	352,974		329,147			58,307	352,974		329,147
Total Lentuo International Inc. shareholders' equity	164,319	994,739		798,912			164,319	994,739		798,912
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	548,998	3,323,472		2,659,332			164,349	994,918		799,091
Paid-up capital and statutory reserves	$ 223,110	1,350,652		1,106,498